Advances for Vessels under Construction and Acquisitions - Vessels Delivered (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
ANAFI (Fujian Shipyard)
Vessel details
DWT	4,584
Date of Delivery	Apr. 06, 2011
Contract Construction Price		$ 9,590
Engineering Costs		1,150
Construction Cost		10,740
SIKINOS (Fujian Shipyard)
Vessel details
DWT	4,595
Date of Delivery	Aug. 11, 2011
Contract Construction Price		9,590
Engineering Costs		1,150
Construction Cost		10,740
TILOS (Quingdao Shipyard)
Vessel details
DWT	6,263
Date of Delivery	Mar. 28, 2011
Contract Construction Price		10,600
Engineering Costs		1,600
Construction Cost		12,200
HALKI (Quingdao Shipyard)
Vessel details
DWT	6,256
Date of Delivery	Jul. 28, 2011
Contract Construction Price		10,600
Engineering Costs		1,600
Construction Cost		12,200
SYMI (Quingdao Shipyard)
Vessel details
DWT	6,256
Date of Delivery	Apr. 11, 2012
Contract Construction Price	10,600
Engineering Costs	1,600
Construction Cost	12,200
MONTANA (Erlenbacher Shipyard)
Vessel details
DWT	4,319
Date of Delivery	May 26, 2011
Contract Construction Price		4,084
Engineering Costs		0
Construction Cost		$ 4,084